Stock-based Compensation - classification in statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Total stock-based compensation	$ 80	$ 81	$ 319	$ 314
Research and development
Stock-based Compensation
Total stock-based compensation	29	29	169	111
General and administrative
Stock-based Compensation
Total stock-based compensation	$ 51	$ 52	$ 150	$ 203